Note 26 - Segment and Geographic Information (Details) - Operations of the Group's Operating Segments - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net revenues	$ 107,404,766	$ 83,695,885	$ 52,738,077
Cost of revenues	19,738,737	20,352,729	10,570,070
Operating expenses:
General and adminstrative	17,993,787	17,592,119	15,210,102
Product development	10,738,730	11,147,873	9,032,327
Sales and marketing	46,474,107	43,761,473	30,588,236
Loss from impairment of intangible assets	250,360	1,802,125	0
Loss from impairment of goodwill	0	8,149,525	0
Operating expenses	75,456,984	82,453,115	54,830,665
Government subsidies	251,828	659,417	11,187
Income (loss) from operations	12,460,873	(18,450,542)	(12,651,471)
Assets	144,065,157	113,903,358	133,492,735
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	144,106,738	110,804,203	55,185,494
Cost of revenues	20,478,238	20,350,226
Operating expenses:
General and adminstrative	18,154,069	30,521,464	15,210,102
Product development	10,738,449	16,027,807	9,032,327
Sales and marketing	82,380,153	65,802,874	33,035,653
Loss from impairment of intangible assets	250,360	1,802,125
Loss from impairment of goodwill		8,149,525
Operating expenses	111,523,031	122,303,795	57,278,082
Government subsidies			11,187
Assets	336,003,975	286,919,110	140,529,098
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net revenues	(36,701,972)	(27,108,318)	(2,447,417)
Cost of revenues	(739,501)	2,503
Operating expenses:
Operating expenses	(36,066,047)	(39,850,680)	(2,447,417)
Assets	(191,938,818)	(173,015,752)	(7,036,363)
Precious Metal Trading Services [Member]
Segment Reporting Information [Line Items]
Net revenues	79,702,654	60,091,117	30,124,245
Cost of revenues	4,975,361	10,526,980	2,613,287
Operating expenses:
Operating expenses	40,594,026	38,618,029	21,438,904
Government subsidies	251,828	655,437
Income (loss) from operations	34,385,095	11,601,545	6,072,054
Assets	58,185,314	35,447,572	27,791,654
Precious Metal Trading Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	113,720,922	80,943,201	30,124,245
Cost of revenues	4,975,361	10,526,980
Operating expenses:
General and adminstrative	4,026,984	8,320,540	1,087,048
Product development	2,549,731	2,460,048	784,083
Sales and marketing	69,674,657	52,371,135	22,015,190
Loss from impairment of intangible assets	250,360
Operating expenses	76,501,732	63,151,723	23,886,321
Assets	109,286,634	62,272,231	27,791,654
Precious Metal Trading Services [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net revenues	(34,018,268)	(20,852,084)
Operating expenses:
Operating expenses	(35,907,706)	(24,533,694)	(2,447,417)
Assets	(51,101,320)	(26,824,659)
Subscription Services And Other Related Services [Member]
Segment Reporting Information [Line Items]
Net revenues	24,553,049	18,994,252	19,209,065
Cost of revenues	13,581,838	8,094,098	7,018,379
Operating expenses:
Operating expenses	31,429,122	40,710,886	29,508,969
Government subsidies		3,980
Income (loss) from operations	(20,457,911)	(29,806,752)	(17,307,096)
Assets	57,628,735	44,425,970	73,807,848
Subscription Services And Other Related Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	27,236,753	25,250,486	21,656,482
Cost of revenues	14,321,339	8,091,595
Operating expenses:
General and adminstrative	11,148,924	19,544,999	10,831,336
Product development	8,188,718	13,567,759	8,248,244
Sales and marketing	12,139,100	12,845,724	10,429,389
Loss from impairment of intangible assets		1,802,125
Loss from impairment of goodwill		8,149,525
Operating expenses	31,476,742	55,910,132	29,508,969
Government subsidies			11,187
Assets	179,706,230	171,870,606	80,844,211
Subscription Services And Other Related Services [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net revenues	(2,683,704)	(6,256,234)	(2,447,417)
Cost of revenues	(739,501)	2,503
Operating expenses:
Operating expenses	(47,620)	(15,199,246)
Assets	(122,077,495)	(127,444,636)	(7,036,363)
Brokerage Services in Hong Kong [Member]
Segment Reporting Information [Line Items]
Net revenues	3,149,063	4,610,516	3,404,767
Cost of revenues	1,181,538	1,731,651	938,404
Operating expenses:
Operating expenses	3,433,836	3,124,200	3,882,792
Income (loss) from operations	(1,466,311)	(245,335)	(1,416,429)
Assets	28,251,108	34,029,815	31,893,233
Brokerage Services in Hong Kong [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	3,149,063	4,610,516	3,404,767
Cost of revenues	1,181,538	1,731,651
Operating expenses:
General and adminstrative	2,978,161	2,655,925	3,291,718
Sales and marketing	566,396	586,015	591,074
Operating expenses	3,544,557	3,241,940	3,882,792
Assets	47,011,111	52,776,273	$ 31,893,233
Brokerage Services in Hong Kong [Member] | Intersegment Eliminations [Member]
Operating expenses:
Operating expenses	(110,721)	(117,740)
Assets	$ (18,760,003)	$ (18,746,458)